Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2019		Oct. 31, 2018
Assets:
Precious metals		$ 3,709		$ 3,191
Trading assets
Loans		13,829		14,334
Securities		112,664		85,474
Other		995		454
Investment securities
Investment securities	[1]	9,608
Derivative financial instruments
Derivative Financial Assets		38,119		37,558
Liabilities:
Deposits		733,390		676,534
Financial liabilities designated at fair value through profit or loss		12,235		8,188
Subordinated debentures		7,252		5,698
Obligations related to securities sold short		30,404		32,087
Other liabilities		54,482		52,744
Derivative financial instruments
Derivative Financial Liabilities		40,222		37,967
Canadian provincial and municipal debt [member]
Trading assets
Securities		7,615		10,159
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals		3,709		3,191
Trading assets
Assets		131,197		103,453
Financial assets designated at fair value through profit or loss				12
Investment securities
Investment securities	[1]	60,514		57,653
Derivative financial instruments
Derivative Financial Assets		38,119		37,558
Liabilities:
Deposits	[2]	144		(401)
Financial liabilities designated at fair value through profit or loss		12,235		8,188
Obligations related to securities sold short		30,404		32,087
Derivative financial instruments
Derivative Financial Liabilities		40,222		37,967
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		13,829		14,334
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		11,173		13,003
Investment securities
Investment securities		12,381		8,891
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,615		10,159
Investment securities
Investment securities		3,241		4,352
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		8,604		7,164
Investment securities
Investment securities		19,889		19,141
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,282		6,443
Investment securities
Investment securities	[1]	20,611		19,990
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,540		9,005
Investment securities
Investment securities	[1]	2,035		2,563
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		73		29
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		65,377		39,671
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		995		454
Recurring fair value measurement [member] | Other mortgage-backed securities [member] | IFRS9 [member]
Investment securities
Investment securities	[1]			906
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[1]	2,357		1,810
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,636		9,039
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,317		22,202
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,995		2,361
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		406		349
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,765		3,607
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,938		11,086
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		20,350		20,537
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,093		2,946
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		70
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,803		3,328
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[3],[4]	351,832		313,959
Liabilities:
Deposits	[3],[4],[5]	318,091		293,898
Subordinated debentures	[4]	7,553		5,627
Other liabilities	[4]	23,141		20,383
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[4]	22,000		20,316
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		90,290		64,776
Financial assets designated at fair value through profit or loss				12
Investment securities
Investment securities	[1]	37,185		37,238
Derivative financial instruments
Derivative Financial Assets		613		894
Liabilities:
Obligations related to securities sold short		26,669		24,563
Derivative financial instruments
Derivative Financial Liabilities		530		1,091
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		9,345		13,003
Investment securities
Investment securities		8,464		6,373
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities		197		366
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		8,604		7,164
Investment securities
Investment securities		16,117		18,472
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		6,058		4,610
Investment securities
Investment securities		10,973		10,457	[1]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities				3
Investment securities
Investment securities	[1]	230		732
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		73		29
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		65,215		39,513
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		995		454
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[1]	1,204		838
Level 1 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		0
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				5
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		599		797
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6		92
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		530		1,057
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities				34
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Derivative financial instruments
Investment securities - amortized cost	[4]	5,495
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[4]			7,392
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals		3,709		3,175
Trading assets
Assets		40,889		38,643
Investment securities
Investment securities	[1]	22,409		19,645
Derivative financial instruments
Derivative Financial Assets		37,489		36,544
Liabilities:
Deposits	[2]	144		(401)
Financial liabilities designated at fair value through profit or loss		12,235		8,188
Obligations related to securities sold short		3,735		7,524
Derivative financial instruments
Derivative Financial Liabilities		39,615		36,797
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		13,829		14,334
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		1,828		0
Investment securities
Investment securities		3,917		2,518
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,615		10,159
Investment securities
Investment securities		3,044		3,986
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities		3,772		669
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		3,224		1,833
Investment securities
Investment securities	[1]			9,485
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,523		8,984
Investment securities
Investment securities	[1]	1,784		1,818
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		161		158
Level 2 [member] | Recurring fair value measurement [member] | Other mortgage-backed securities [member] | IFRS9 [member]
Investment securities
Investment securities	[1]			906
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[1]	284		263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,621		8,927
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,309		22,197
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,394		1,556
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		406		349
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,759		3,515
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,867		11,012
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		20,350		20,537
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,557		1,884
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		70
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,803		3,294
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[3],[4]			313,959
Liabilities:
Deposits	[3],[4],[5]	318,091		293,898
Subordinated debentures	[4]	7,553		5,627
Other liabilities	[4]	23,141		20,383
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[4]	16,377		12,815
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals				16
Trading assets
Assets		18		34
Investment securities
Investment securities		920	[1]	770
Derivative financial instruments
Derivative Financial Assets		17		120
Derivative financial instruments
Derivative Financial Liabilities		77		79
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		30	[1]	48
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		17		18
Investment securities
Investment securities		21	[1]	13
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		869	[1]	709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15		112
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2		8
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		71		74
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6		5
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[3],[4]	351,832
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[4]	$ 128		$ 109

[1]	Excludes debt investment securities measured at amortized cost of $21,845 (October 31, 2018 – $20,743).
[2]	These amounts represent embedded derivatives bifurcated from structured notes.
[3]	During fiscal year 2019, fair value of these fixed rate loans were impacted by multiple interest rate benchmark changes that reduced observability causing loans to be classified as level 3.
[4]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
[5]	Excludes embedded derivatives bifurcated from structured notes.